ACCOUNTS RECEIVABLE AND OTHER - Schedule of Accounts Receivable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 11,332	$ 10,113
Prepaid expenses and other assets	8,162	6,335
Restricted cash	2,266	2,395
Sustainable resources	0	85
Accounts receivable and other	$ 21,760	$ 18,928